TCW Funds, Inc.

TCW Artificial Intelligence Equity Fund – Class I and Class N

TCW New America Premier Equities Fund – Class I and Class N

TCW Relative Value Dividend Appreciation Fund – Class I and Class N

TCW Relative Value Large Cap Fund – Class I and Class N

TCW Select Equities Fund – Class I and Class N

TCW Global Bond Fund – Class I and Class N

TCW High Yield Bond Fund – Class I and Class N

TCW Emerging Markets Local Currency Income Fund – Class I and Class N

TCW Emerging Markets Multi-Asset Opportunities Fund – Class I and Class N

TCW International Small Cap Fund – Class I and Class N

Supplement dated December 28, 2018 to

the Prospectus dated February 28, 2018, as supplemented (the “Prospectus”)

Disclosure relating to TCW Artificial Intelligence Equity Fund, TCW New America Premier Equities Fund, TCW Relative Value Dividend Appreciation Fund, TCW Relative Value Large Cap Fund, TCW Select Equities Fund, TCW Global Bond Fund, TCW Emerging Markets Local Currency Income Fund, TCW Emerging Markets Multi-Asset Opportunities Fund, and TCW International Small Cap Fund (the “Impacted Funds”)

At a meeting held on December 10, 2018, the Board of Directors of TCW Funds, Inc. approved the reduction of the management fees payable to the investment advisor, TCW Investment Management Company LLC, under the Investment Advisory and Management Agreement and/or the contractual expense limitations for the Impacted Funds, effective as of January 1, 2019, as summarized in the following table:

Impacted Fund	Management Fee		Contractual Expense Limitation
			Class I		Class N
	Current	New	Current	New	Current	New
TCW Artificial Intelligence Equity Fund	0.80%	0.70%	1.05%	0.90%	1.05%	1.00%
TCW New America Premier Equities Fund	0.80%	0.65%	1.04%	0.80%	1.04%	1.00%
TCW Relative Value Dividend Appreciation Fund	0.65%	0.60%	0.80%	0.73%	1.00%	0.95%
TCW Relative Value Large Cap Fund	0.65%	0.60%	0.80%	0.72%	1.00%	0.95%
TCW Select Equities Fund	0.75%	0.65%	N/A	0.80%	N/A	1.00%
TCW Global Bond Fund	0.55%	0.50%	1.04%	0.60%	1.04%	0.70%
TCW Emerging Markets Local Currency Income Fund	0.75%	0.75%	0.99%	0.85%	0.99%	0.90%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.95%	0.90%	1.23%	1.00%	1.23%	1.20%
TCW International Small Cap Fund	0.75%	0.75%	1.44%	1.00%	1.44%	1.20%

Accordingly, effective January 1, 2019, the disclosure in the Prospectus with respect to the Impacted Funds is revised as follows:

TCW Artificial Intelligence Equity Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 2 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[3]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[1]	22.86%	25.02%
Total Annual Fund Operating Expenses[3]	23.56%	25.97%
Fee Waiver and/or Expense Reimbursement[2,3]	22.66%	24.97%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.90%	1.00%

[1]	Other Expenses are based on estimates for the current fiscal year.

2 The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.90% of average daily net assets with respect Class I shares and 1.00% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

3 This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 2 is hereby replaced with the following:

Share Classes	1 Year	3 Years
I	$92	$4,129
N	$102	$4,430

TCW New America Premier Equities Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 12 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.99%	2.59%
Total Annual Fund Operating Expenses[2]	1.64%	3.49%
Fee Waiver and/or Expense Reimbursement[1,2]	0.84%	2.49%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.80%	1.00%

1 The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.80% of average daily net assets with respect Class I shares and 1.00% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

2 This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 12 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$82	$435	$813	$1,873
N	$102	$839	$1,598	$3,599

TCW Relative Value Dividend Appreciation Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 15 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.13%	0.15%
Total Annual Fund Operating Expenses[2]	0.73%	1.00%
Fee Waiver and/or Expense Reimbursement[1,2]	None	0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.73%	0.95%

1 The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.73% of average daily net assets with respect Class I shares and 0.95% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

2 This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 15 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$75	$233	$406	$906
N	$97	$313	$548	$1,220

TCW Relative Value Large Cap Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 18 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.12%	0.26%
Total Annual Fund Operating Expenses[2]	0.72%	1.11%
Fee Waiver and/or Expense Reimbursement[1,2]	None	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.72%	0.95%

1 The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.72% of average daily net assets with respect Class I shares and 0.95% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

2 This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 18 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$74	$230	$401	$894
N	$97	$337	$596	$1,337

TCW Select Equities Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 24 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.13%	0.16%
Total Annual Fund Operating Expenses[2]	0.78%	1.06%
Fee Waiver and/or Expense Reimbursement[1,2]	None	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.78%	1.00%

1 The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.80% of average daily net assets with respect Class I shares and 1.00% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

2 This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 24 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$80	$249	$433	$966
N	$102	$331	$579	$1,289

TCW Global Bond Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 36 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	1.05%	1.09%
Total Annual Fund Operating Expenses[2]	1.55%	1.84%
Fee Waiver and/or Expense Reimbursement[1,2]	0.95%	1.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.60%	0.70%

1 The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.60% of average daily net assets with respect Class I shares and 0.70% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

2 This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 36 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$61	$396	$755	$1,765
N	$72	$468	$889	$2,065

TCW Emerging Markets Local Currency Income Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 61 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.28%	0.35%
Total Annual Fund Operating Expenses	1.03%	1.35%
Fee Waiver and/or Expense Reimbursement[1,2]	0.18%	0.45%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.85%	0.90%

1 The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.85% of average daily net assets with respect Class I shares and 0.90% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

2 This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 61 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$87	$310	$551	$1,243
N	$92	$383	$696	$1,585

TCW Emerging Markets Multi-Asset Opportunities Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 65 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees[2]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.59%	0.76%
Total Annual Fund Operating Expenses2	1.49%	1.91%
Fee Waiver and/or Expense Reimbursement[1,2]	0.49%	0.71%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.00%	1.20%

1 The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.00% of average daily net assets with respect Class I shares and 1.20% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

2 This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 65 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$102	$423	$767	$1,738
N	$122	$531	$966	$2,175

TCW International Small Cap Fund:

The fee table under the heading “Fees and Expenses of the Fund” on page 70 is hereby replaced with the following:

	Share Classes
	I	N
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	2.14%	2.48%
Total Annual Fund Operating Expenses	2.89%	3.48%
Fee Waiver and/or Expense Reimbursement[1,2]	1.89%	2.28%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.00%	1.20%

1 The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.00% of average daily net assets with respect Class I shares and 1.20% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2020 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

2 This information in the table has been restated to reflect current fees.

The table under the heading “Fees and Expenses of the Fund – Example” on page 70 is hereby replaced with the following:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$102	$716	$1,356	$3,078
N	$122	$856	$1,612	$3,604

All Impacted Funds:

The management fee table under the heading “Management of the Funds – Advisory Agreement” on page 93 is hereby replaced with the following:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)
TCW Artificial Intelligence Equity Fund[1]	0.70%
TCW Global Real Estate Fund	0.80%
TCW New America Premier Equities Fund[2]	0.65%
TCW Relative Value Dividend Appreciation Fund[3]	0.60%
TCW Relative Value Large Cap Fund[4]	0.60%
TCW Relative Value Mid Cap Fund	0.70%
TCW Select Equities Fund[5]	0.65%
TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund[6]	0.50%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.50%
TCW Developing Markets Equity Fund	0.80%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund[7]	0.90%
TCW International Small Cap Fund	0.75%

1 The annual management fee rate shown in the table for the TCW Artificial Intelligence Equity Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the annual management fee rate for the Fund was 0.80%.

2 The annual management fee rate shown in the table for the TCW New America Premier Equities Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the annual management fee rate for the Fund was 0.80%.

3 The annual management fee rate shown in the table for the TCW Relative Value Dividend Appreciation Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the annual management fee rate for the Fund was 0.65%.

4 The annual management fee rate shown in the table for the TCW Relative Value Large Cap Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the annual management fee rate for the Fund was 0.65%.

5 The annual management fee rate shown in the table for the TCW Select Equities Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the annual management fee rate for the Fund was 0.75%.

6 The annual management fee rate shown in the table for the TCW Global Bond Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the annual management fee rate for the Fund was 0.55%.

7 The annual management fee rate shown in the table for the TCW Emerging Markets Multi-Asset Opportunities Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the annual management fee rate for the Fund was 0.95%.

The contractual expense limitation table under the heading “Management of the Funds – Advisory Agreement” on pages 93-94 is hereby replaced with the following:

U.S. Equity Funds
TCW Artificial Intelligence Equity Fund
I Class Shares[1]	0.90%
N Class Shares[1]	1.00%
TCW Global Real Estate Fund
I Class Shares	1.00%
N Class Shares	1.15%
TCW New America Premier Equities Fund
I Class Shares[2]	0.80%
N Class Shares[2]	1.00%
TCW Relative Value Dividend Appreciation Fund
I Class Shares[3]	0.73%
N Class Shares[3]	0.95%
TCW Relative Value Large Cap Fund
I Class Shares[4]	0.72%
N Class Shares[4]	0.95%
TCW Relative Value Mid Cap Fund
I Class Shares	0.90%
N Class Shares	1.00%
TCW Select Equities Fund
I Class Shares[5]	0.80%
N Class Shares[5]	1.00%
U.S. Fixed Income Funds
TCW Core Fixed Income Fund
I Class Shares	0.49%
N Class Shares	0.73%
TCW Enhanced Commodity Strategy Fund
I Class Shares	0.70%
N Class Shares	0.75%
TCW Global Bond Fund
I Class Shares[6]	0.60%
N Class Shares[6]	0.70%
TCW High Yield Bond Fund
I Class Shares	0.55%
N Class Shares	0.80%
TCW Short Term Bond Fund
I Class Shares	0.44%
TCW Total Return Bond Fund
I Class Shares	0.49%
N Class Shares	0.79%

International Funds
TCW Developing Markets Equity Fund
I Class Shares	1.25%
N Class Shares	1.25%
TCW Emerging Markets Local Currency Income Fund
I Class Shares[7]	0.85%
N Class Shares[7]	0.90%
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares[8]	1.00%
N Class Shares[8]	1.20%
TCW International Small Cap Fund
I Class Shares[9]	1.00%
N Class Shares[9]	1.20%
Asset Allocation Fund
TCW Conservative Allocation Fund
I Class Shares	0.85%
N Class Shares	0.85%

1 The contractual expense limitation shown in the table for the TCW Artificial Intelligence Equity Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 1.05% for I Class Shares and N Class Shares of the Fund.

2 The contractual expense limitation shown in the table for the TCW New America Premier Equities Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 1.04% for I Class Shares and N Class Shares of the Fund.

3 The contractual expense limitation shown in the table for the TCW Relative Value Dividend Appreciation Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 0.80% for I Class Shares and 1.00% for N Class Shares of the Fund.

4 The contractual expense limitation shown in the table for the TCW Relative Value Large Cap Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 0.80% for I Class Shares and 1.00% for N Class Shares of the Fund.

5 The contractual expense limitation shown in the table for the TCW Select Equities Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the Fund was not subject to any contractual expense limitation.

6 The contractual expense limitation shown in the table for the TCW Global Bond Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 1.04% for I Class Shares and N Class Shares of the Fund.

7 The contractual expense limitation shown in the table for the TCW Emerging Markets Local Currency Income Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 0.99% for I Class Shares and N Class Shares of the Fund.

8 The contractual expense limitation shown in the table for the TCW Emerging Markets Multi-Asset Opportunities Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 1.23% for I Class Shares and N Class Shares of the Fund.

9 The contractual expense limitation shown in the table for the TCW International Small Cap Fund reflects the rate effective as of January 1, 2019. Prior to January 1, 2019, the contractual expense limitation was 1.44% for I Class Shares and N Class Shares of the Fund.

Disclosure relating to TCW Global Bond Fund

(the “Global Bond Fund”)

At a meeting held on December 10, 2018, the Board of Directors of TCW Funds, Inc. approved a change to the Global Bond Fund’s principal investment strategy such that under normal circumstances, the Global Bond Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities generally, rather than being limited to debt securities of government and corporate issuers. This change will be effective 60 days after written notice of the change is provided to shareholders of the Global Bond Fund.

Accordingly, effective February 27, 2019, the first sentence of the first paragraph under the heading “Principal Investment Strategies” on page 36 will be amended and replaced with the following to effectuate the change (deleted text is shown with a strike-through marking):

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities ~~of government and corporate issuers~~.

Disclosure relating to TCW High Yield Bond Fund

(the “High Yield Bond Fund”)

Effective December 31, 2018, James S. Farnham will retire as a portfolio manager of the High Yield Bond Fund, and Stephen M. Kane, Tad Rivelle and Bryan Whalen will be added to the portfolio management team of the High Yield Bond Fund. Therefore, effective December 31, 2018, all references to James S. Farnham in the Prospectus are hereby removed.

In addition, effective December 31, 2018, the disclosure under the heading “TCW High Yield Bond Fund — Portfolio Managers” on page 44 of the Prospectus is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane	Since December 2018	Group Managing Director
Laird R. Landmann	7 years	Group Managing Director
Tad Rivelle	Since December 2018	Group Managing Director and Chief Investment Officer — Fixed Income
Bryan Whalen	Since December 2018	Group Managing Director

In addition, effective December 31, 2018, the disclosure relating to the High Yield Bond Fund under the heading “Management of the Funds – Portfolio Managers” on page 92 of the Prospectus is deleted in its entirety and replaced with the following:

TCW High Yield Bond Fund
Stephen M. Kane	See above.
Laird R. Landmann	See above.
Tad Rivelle	See above.
Bryan Whalen	See above.

Please retain this Supplement with your Prospectus for future reference.